Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1.00
Currency Risk Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	(7.70%)	9.30%
Spot price of 1 Euro at the reporting date	1.132	1.227
Currency Risk Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	(10.80%)	1.70%
Spot price of 1 Euro at the reporting date	3.520	3.944